UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number         811-09457

        Nuveen Pennsylvania Dividend Advantage Municipal Fund
(Exact name of registrant as specified in charter)

Nuveen Investments
        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Kevin J. McCarthy Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            4/30

Date of reporting period:         7/31/08

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

	Portfolio of Investments (Unaudited)
	Nuveen Pennsylvania Dividend Advantage Municipal Fund (NXM)
	July 31, 2008
Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value

	Consumer Staples – 2.2% (1.4% of Total Investments)
$ 1,000	Pennsylvania Economic Development Financing Authority, Solid Waste Disposal Revenue Bonds,	No Opt. Call	AA–	$1,020,370
	Procter & Gamble Paper Project, Series 2001, 5.375%, 3/01/31 (Alternative Minimum Tax)

	Education and Civic Organizations – 34.3% (22.0% of Total Investments)
100	Allegheny County Higher Education Building Authority, Pennsylvania, College Revenue Refunding	No Opt. Call	Baa3	99,246
	Bonds, Robert Morris College, Series 1998A, 6.000%, 5/01/28
235	Allegheny County Higher Education Building Authority, Pennsylvania, Revenue Bonds, Robert	2/16 at 100.00	Baa3	205,359
	Morris University, Series 2006A, 4.750%, 2/15/26
2,250	Bucks County Industrial Development Authority, Pennsylvania, Revenue Bonds, George School	9/11 at 100.00	Aa3	2,254,050
	Project, Series 2001, 5.125%, 9/15/31 – AMBAC Insured
700	Chester County Health and Education Facilities Authority, Pennsylvania, Revenue Bonds,	10/15 at 102.00	N/R	630,406
	Immaculata University, Series 2005, 5.500%, 10/15/25
720	Chester County Industrial Development Authority, Pennsylvania, Avon Grove Charter School	12/17 at 100.00	BB+	687,384
	Revenue Bonds, Series 2007A, 6.375%, 12/15/37
1,000	Delaware County Authority, Pennsylvania, College Revenue Refunding Bonds, Neumann College,	10/11 at 100.00	BBB	1,002,320
	Series 2001, 6.000%, 10/01/31
	Delaware County Authority, Pennsylvania, Revenue Bonds, Villanova University, Series 2006:
295	5.000%, 8/01/23 – AMBAC Insured	8/16 at 100.00	AA	299,469
145	5.000%, 8/01/24 – AMBAC Insured	8/16 at 100.00	AA	146,620
160	Erie Higher Education Building Authority, Pennsylvania, College Revenue Bonds, Gannon	5/17 at 100.00	A	137,520
	University, Series 2007-GG3, 5.000%, 5/01/32 – RAAI Insured
300	Montgomery County Higher Education and Health Authority, Pennsylvania, Revenue Bonds, Arcadia	4/16 at 100.00	A	242,694
	University, Series 2006, 4.500%, 4/01/30 – RAAI Insured
1,000	Montgomery County Industrial Development Authority, Pennsylvania, Revenue Bonds, Hill School,	8/15 at 100.00	A1	1,011,210
	Series 2005, 5.000%, 8/15/27 – MBIA Insured
75	New Wilmington, Pennsylvania, Revenue, Westminster College, Series 2007G, 5.125%, 5/01/33 –	5/17 at 100.00	A	65,198
	RAAI Insured
1,000	Pennsylvania Higher Educational Facilities Authority, General Revenue Bonds, State System of	6/12 at 100.00	Aa3	1,027,010
	Higher Education, Series 2002W, 5.000%, 6/15/19 – AMBAC Insured
900	Pennsylvania Higher Educational Facilities Authority, General Revenue Bonds, State System of	6/18 at 100.00	Aa3	902,727
	Higher Education, Series 2008AH, 5.000%, 6/15/33
220	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Allegheny College, Series	5/16 at 100.00	A–	204,263
	2006, 4.750%, 5/01/31
540	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Drexel University, Series	11/17 at 100.00	AA	531,857
	2007A, 5.000%, 5/01/37 – MBIA Insured
1,500	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Moravian College, Series	7/11 at 100.00	A	1,368,345
	2001, 5.375%, 7/01/31 – RAAI Insured
700	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Temple University, First	4/16 at 100.00	AA	716,191
	Series of 2006, 5.000%, 4/01/21 – MBIA Insured
350	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Thomas Jefferson	1/13 at 100.00	A1	370,178
	University, Series 2002, 5.500%, 1/01/16
3,000	Pennsylvania State University, General Obligation Refunding Bonds, Series 2002, 5.250%, 8/15/14	No Opt. Call	AA	3,313,230
255	Philadelphia Authority for Industrial Development, Pennsylvania, Revenue Bonds, Franklin Towne	1/17 at 100.00	BBB	275,783
	Charter High School, Series 2006A, 5.250%, 1/01/27
470	Philadelphia Authority for Industrial Development, Pennsylvania, Revenue Bonds, Leadership	1/13 at 102.00	BB	374,205
	Learning Partners, Series 2005A, 5.375%, 7/01/36
230	Philadelphia Authority for Industrial Development, Pennsylvania, Revenue Bonds, Richard Allen	5/16 at 100.00	BB+	216,359
	Preparatory Charter School, Series 2006, 6.250%, 5/01/33

16,145	Total Education and Civic Organizations			16,081,624

	Health Care – 21.2% (13.6% of Total Investments)
260	Allegheny County Hospital Development Authority, Pennsylvania, Revenue Bonds, Ohio Valley	4/15 at 100.00	Baa2	221,946
	General Hospital, Series 2005A, 5.125%, 4/01/35
700	Allentown Area Hospital Authority, Pennsylvania, Revenue Bonds, Sacred Heart Hospital, Series	No Opt. Call	BB–	677,110
	2005, 6.000%, 11/15/16
2,500	Chester County Health and Educational Facilities Authority, Pennsylvania, Health System	11/08 at 101.00	AA–	2,508,875
	Revenue Bonds, Jefferson Health System, Series 1997B, 5.375%, 5/15/27
80	Erie County Hospital Authority, Pennsylvania, Revenue Bonds, Hamot Health Foundation, Series	11/17 at 100.00	A–	73,881
	2007, 5.000%, 11/01/37 – CIFG Insured
230	Fulton County, Pennsylvania, Industrial Development Authority Hospital Revenue Bonds, Fulton	7/16 at 100.00	N/R	206,565
	County Medical Center Project, Series 2006, 5.900%, 7/01/40
650	Lehigh County General Purpose Authority, Pennsylvania, Hospital Revenue Bonds, Lehigh Valley	7/18 at 100.00	AAA	642,668
	Health Network, Series 2008A, 5.000%, 7/01/33 – FSA Insured
250	Lehigh County General Purpose Authority, Pennsylvania, Revenue Bonds, Good Shepherd Group,	11/14 at 100.00	A	251,815
	Series 2004A, 5.500%, 11/01/24
1,025	Lehigh County General Purpose Authority, Pennsylvania, Revenue Bonds, Good Shepherd Group,	11/17 at 100.00	AAA	1,014,043
	Series 2007, 5.000%, 11/01/37 – AGC Insured
140	Monroe County Hospital Authority, Pennsylvania, Hospital Revenue Bonds, Pocono Medical Center,	1/17 at 100.00	A–	123,036
	Series 2007, 5.125%, 1/01/37
2,150	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, UPMC Health System,	1/11 at 101.00	AA–	2,263,391
	Series 2001A, 6.000%, 1/15/31
25	Pottsville Hospital Authority, Pennsylvania, Hospital Revenue Bonds, Pottsville Hospital and	1/09 at 100.00	BB–	22,274
	Warne Clinic, Series 1998, 5.625%, 7/01/24
215	Sayre Healthcare Facility Authority, Pennsylvania, Revenue Bonds, Guthrie Healthcare System,	12/17 at 100.00	A	161,788
	Series 2007, 2.712%, 12/01/31 – AMBAC Insured
1,000	Washington County Hospital Authority, Pennsylvania, Revenue Bonds, Monongahela Valley Hospital	6/12 at 101.00	A3	1,029,320
	Project, Series 2002, 5.500%, 6/01/17
750	West Shore Area Hospital Authority, Cumberland County, Pennsylvania, Hospital Revenue Bonds,	1/12 at 100.00	BBB	754,523
	Holy Spirit Hospital of the Sisters of Christian Charity Project, Series 2001, 6.250%, 1/01/32

9,975	Total Health Care			9,951,235

	Housing/Multifamily – 1.6% (1.0% of Total Investments)
700	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Slippery Rock University	7/15 at 100.00	BBB–	651,497
	Foundation Inc., Student Housing Project, Series 2005A, 5.000%, 7/01/37 – XLCA Insured
100	Philadelphia Authority for Industrial Development, Pennsylvania, Multifamily Housing Revenue	5/15 at 102.00	Baa2	91,418
	Bonds, Presbyterian Homes Germantown – Morrisville Project, Series 2005A, 5.625%, 7/01/35

800	Total Housing/Multifamily			742,915

	Housing/Single Family – 7.0% (4.5% of Total Investments)
1,495	Allegheny County Residential Finance Authority, Pennsylvania, GNMA Mortgage-Backed Securities	11/08 at 102.00	Aaa	1,415,361
	Program Single Family Mortgage Revenue Bonds, Series 1998DD-2, 5.400%, 11/01/29 (Alternative
	Minimum Tax)
500	Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue Bonds, Series 1995A,	10/15 at 100.00	AA+	421,030
	4.900%, 10/01/37 (Alternative Minimum Tax)
495	Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue Bonds, Series 2006-93A,	4/15 at 100.00	AA+	446,035
	4.950%, 10/01/26 (Alternative Minimum Tax)
700	Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue Bonds, Series 2006-94A,	10/15 at 100.00	AA+	612,822
	5.150%, 10/01/37 (Alternative Minimum Tax)
430	Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue Bonds, Series 2007-98A,	10/16 at 100.00	AA+	364,223
	4.850%, 10/01/31 (Alternative Minimum Tax)

3,620	Total Housing/Single Family			3,259,471

	Industrials – 7.1% (4.5% of Total Investments)
2,000	Pennsylvania Economic Development Financing Authority, Exempt Facilities Revenue Bonds, Amtrak	5/11 at 101.00	A2	1,972,040
	Project, Series 2001A, 6.250%, 11/01/31 (Alternative Minimum Tax)
1,250	Pennsylvania Industrial Development Authority, Economic Development Revenue Bonds, Series	7/12 at 101.00	AA	1,346,388
	2002, 5.500%, 7/01/17 – AMBAC Insured

3,250	Total Industrials			3,318,428

	Long-Term Care – 18.3% (11.8% of Total Investments)
	Bucks County Industrial Development Authority, Pennsylvania, Revenue Bonds, Lutheran Community
	at Telford Center, Series 2007:
220	5.750%, 1/01/27	1/17 at 100.00	N/R	198,704
360	5.750%, 1/01/37	1/17 at 100.00	N/R	308,113
265	Cumberland County Municipal Authority, Pennsylvania, Revenue Bonds, Diakon Lutheran Social	1/17 at 100.00	N/R	221,641
	Ministries, Series 2007, 5.000%, 1/01/36
200	Lancaster County Hospital Authority, Pennsylvania, Health Center Revenue Bonds, Masonic Homes	11/16 at 100.00	A+	180,700
	Project, Series 2006, 5.000%, 11/01/36
2,100	Lancaster County Hospital Authority, Pennsylvania, Health Center Revenue Bonds, Willow Valley	12/11 at 100.00	A–	2,114,301
	Retirement Communities Project, Series 2001, 5.875%, 6/01/31
185	Lancaster County Hospital Authority, Pennsylvania, Revenue Bonds, Brethren Village Project,	7/17 at 100.00	N/R	179,740
	Series 2008A, 6.375%, 7/01/30
785	Lebanon County Health Facilities Authority, Pennsylvania, Health Center Revenue Bonds,	12/14 at 100.00	N/R	684,379
	Pleasant View Retirement Community, Series 2005A, 5.300%, 12/15/26
	Pennsylvania Economic Development Financing Authority, Revenue Bonds, Northwestern Human
	Services Inc., Series 1998A:
1,240	5.250%, 6/01/14	12/08 at 100.00	BB+	1,171,366
50	5.125%, 6/01/18	12/08 at 100.00	BB+	45,169
	Philadelphia Authority for Industrial Development, Pennsylvania, Revenue Bonds, Philadelphia
	Corporation for the Aging Project, Series 2001B:
670	5.250%, 7/01/23 – AMBAC Insured	7/11 at 101.00	AA	675,447
2,875	5.250%, 7/01/31 – AMBAC Insured	7/11 at 101.00	AA	2,807,466

8,950	Total Long-Term Care			8,587,026

	Materials – 4.1% (2.7% of Total Investments)
350	Allegheny County Industrial Development Authority, Pennsylvania, Revenue Bonds, United States	No Opt. Call	Baa3	351,005
	Steel Corporation, Series 2005, 5.500%, 11/01/16
210	Bradford County Industrial Development Authority, Pennsylvania, Solid Waste Disposal Revenue	12/15 at 100.00	BBB	189,307
	Bonds, International Paper Company, Series 2005B, 5.200%, 12/01/19 (Alternative Minimum Tax)
750	Bucks County Industrial Development Authority, Pennsylvania, Environmental Improvement Revenue	No Opt. Call	BBB+	769,215
	Bonds, USX Corporation Project, Series 1995, 5.400%, 11/01/17 (Mandatory put 11/01/11)
750	Pennsylvania Economic Development Financing Authority, Exempt Facilities Revenue Bonds,	11/08 at 102.00	N/R	635,288
	National Gypsum Company, Series 1997B, 6.125%, 11/01/27 (Alternative Minimum Tax)

2,060	Total Materials			1,944,815

	Tax Obligation/General – 12.9% (8.3% of Total Investments)
300	Pennsylvania, General Obligation Bonds, First Series 2006, 5.000%, 10/01/18	10/16 at 100.00	AA	323,028
375	Philadelphia School District, Pennsylvania, General Obligation Bonds, Series 2007A, 5.000%,	No Opt. Call	Aa3	374,434
	6/01/34 – FGIC Insured
840	Pine-Richland School District, Pennsylvania, School Improvement General Obligation Bonds,	7/15 at 100.00	AAA	841,932
	Series 2005, 5.000%, 7/15/35 – FSA Insured
3,000	Pittsburgh School District, Allegheny County, Pennsylvania, General Obligation Refunding	No Opt. Call	AAA	3,338,276
	Bonds, Series 2002A, 5.500%, 9/01/14 – FSA Insured
2,220	Reading School District, Berks County, Pennsylvania, General Obligation Bonds, Series 2003B,	No Opt. Call	A	585,059
	0.000%, 1/15/32 – FGIC Insured
600	York County, Pennsylvania, General Obligation Bonds, Series 2006, 5.000%, 6/01/33 – MBIA Insured	12/15 at 100.00	AA	599,958

7,335	Total Tax Obligation/General			6,062,687

	Tax Obligation/Limited – 14.1% (9.1% of Total Investments)
1,000	Allegheny County Redevelopment Authority, Pennsylvania, TIF Revenue Bonds, Pittsburg Mills	No Opt. Call	N/R	956,610
	Project, Series 2004, 5.600%, 7/01/23
450	Erie County Convention Center Authority, Pennsylvania, Convention Center Revenue Bonds, Series	1/15 at 100.00	AA–	434,358
	2005, 5.000%, 1/15/36 – FGIC Insured
425	Pennsylvania Turnpike Commission, Oil Franchise Tax Senior Lien Revenue Bonds, Series 2003A,	12/18 at 100.00	AA	424,375
	5.000%, 12/01/32 – MBIA Insured
1,000	Pennsylvania Turnpike Commission, Registration Fee Revenue Bonds, Series 2005A, 5.250%,	No Opt. Call	AAA	1,097,840
	7/15/18 – FSA Insured
1,000	Philadelphia Municipal Authority, Pennsylvania, Lease Revenue Bonds, Series 2003B, 5.250%,	11/13 at 100.00	AAA	1,069,070
	11/15/17 – FSA Insured
1,500	Philadelphia Redevelopment Authority, Pennsylvania, Revenue Bonds, Philadelphia Neighborhood	4/12 at 100.00	Baa1	1,530,855
	Transformation Initiative, Series 2002A, 5.500%, 4/15/19 – FGIC Insured
750	Puerto Rico Highway and Transportation Authority, Highway Revenue Bonds, Series 2007N, 5.250%,	No Opt. Call	AA	736,673
	7/01/33 – MBIA Insured
630	Puerto Rico Infrastructure Financing Authority, Special Tax Revenue Bonds, Series 2005A,	No Opt. Call	BBB+	154,501
	0.000%, 7/01/32 – FGIC Insured
250	Washington County Redevelopment Authority, Pennsylvania, Tanger Outlet Victory Center Tax	7/17 at 100.00	N/R	211,120
	Increment Bonds, Series 2006A, 5.450%, 7/01/35

7,005	Total Tax Obligation/Limited			6,615,402

	Transportation – 11.6% (7.5% of Total Investments)
130	Delaware River Joint Toll Bridge Commission, New Jersey and Pennsylvania, Revenue Bonds,	7/13 at 100.00	A2	136,384
	Series 2003, 5.250%, 7/01/17
1,000	Pennsylvania Economic Development Financing Authority, Revenue Bonds, Amtrak 30th Street	6/12 at 102.00	BBB	923,960
	Station Parking Garage, Series 2002, 5.875%, 6/01/33 – ACA Insured (Alternative Minimum Tax)
420	Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Series 2006A, 5.000%, 12/01/24 –	6/16 at 100.00	AA	424,582
	AMBAC Insured
1,750	Philadelphia Authority for Industrial Development, Pennsylvania, Airport Revenue Bonds, Philadelphia	7/11 at 101.00	A+	1,600,445
	Airport System Project, Series 2001A, 5.250%, 7/01/28 – FGIC Insured (Alternative Minimum Tax)
2,210	Pittsburgh and Allegheny County Sports and Exhibition Authority, Pennsylvania, Parking Revenue	12/08 at 100.00	Aa3	2,212,851
	Bonds, Series 2001A, 5.375%, 12/01/30 – AMBAC Insured
160	Scranton Parking Authority, Pennsylvania , Guaranteed Revenue Bonds, Series 2007, 5.250%,	6/17 at 100.00	A	138,224
	6/01/39 – RAAI Insured

5,670	Total Transportation			5,436,446

	U.S. Guaranteed – 14.5% (9.3% of Total Investments) (4)
1,000	Cumberland County Municipal Authority, Pennsylvania, Retirement Community Revenue Bonds,	1/13 at 101.00	N/R (4)	1,157,030
	Wesley Affiliated Services Inc., Series 2002A, 7.125%, 1/01/25 (Pre-refunded 1/01/13)
1,105	Oxford Area School District, Chester County, Pennsylvania, General Obligation Bonds, Series	2/12 at 100.00	AA– (4)	1,202,317
	2001A, 5.500%, 2/15/17 (Pre-refunded 2/15/12) – FGIC Insured
	Philadelphia Gas Works, Pennsylvania, Revenue Bonds, General Ordinance, Fourth Series 1998:
1,000	5.250%, 8/01/18 (Pre-refunded 8/01/13) – FSA Insured	8/13 at 100.00	AAA	1,098,440
1,000	5.250%, 8/01/19 (Pre-refunded 8/01/13) – FSA Insured	8/13 at 100.00	AAA	1,098,440
160	Philadelphia Gas Works, Pennsylvania, Revenue Bonds, Twelfth Series 1990B, 7.000%, 5/15/20 –	No Opt. Call	Aaa	191,171
	MBIA Insured (ETM)
1,700	Philadelphia School District, Pennsylvania, General Obligation Bonds, Series 2002B, 5.625%,	8/12 at 100.00	Aa3 (4)	1,873,434
	8/01/18 (Pre-refunded 8/01/12) – FGIC Insured
170	St. Mary Hospital Authority, Pennsylvania, Health System Revenue Bonds, Catholic Health East,	11/14 at 100.00	A1 (4)	188,401
	Series 2004B, 5.375%, 11/15/34 (Pre-refunded 11/15/14)

6,135	Total U.S. Guaranteed			6,809,233

	Utilities – 4.2% (2.7% of Total Investments)
500	Allegheny County Industrial Development Authority, Pennsylvania, Pollution Control Revenue	No Opt. Call	Aa3	507,995
	Refunding Bonds, Duquesne Light Company, Series 1999A, 4.350%, 12/01/13 – AMBAC Insured
285	Pennsylvania Economic Development Financing Authority, Exempt Facilities Revenue Bonds,	12/09 at 103.00	Ba3	286,394
	Reliant Energy Inc., Series 2003A, 6.750%, 12/01/36 (Alternative Minimum Tax)
140	Philadelphia Gas Works, Pennsylvania, Revenue Bonds, General Ordinance, Fifth Series 2004A-1,	9/14 at 100.00	AAA	141,456
	5.000%, 9/01/26 – FSA Insured
1,105	Philadelphia Gas Works, Pennsylvania, Revenue Bonds, Seventh Series, 2007, 5.000%, 10/01/37 –	10/17 at 100.00	AA	1,025,097
	AMBAC Insured

2,030	Total Utilities			1,960,942

	Water and Sewer – 2.4% (1.6% of Total Investments)
500	Bethlehem Authority, Northampton and Lehigh Counties, Pennsylvania, Guaranteed Water Revenue	11/14 at 100.00	AAA	520,335
	Bonds, Series 2004, 5.000%, 11/15/20 – FSA Insured
600	Harrisburg Authority, Dauphin County, Pennsylvania, Water Revenue Refunding Bonds, Series	7/14 at 100.00	AAA	617,088
	2004, 5.000%, 7/15/22 – FSA Insured

1,100	Total Water and Sewer			1,137,423

$ 75,075	Total Investments (cost $73,292,204) – 155.5%			72,928,017

	Other Assets Less Liabilities – (2.2)%			(1,042,774)

	Preferred Shares, at Liquidation Value – (53.3)% (5)			(25,000,000)

	Net Assets Applicable to Common Shares – 100%			$46,885,243

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	Ratings: Using the higher of Standard & Poor’s Group (“Standard & Poor’s”) or Moody’s Investor Service, Inc.
(“Moody’s”) rating. Ratings below BBB by Standard & Poor’s or Baa by Moody’s are considered to be below investment grade.
The Portfolio of Investments may reflect the ratings on certain bonds insured by ACA, AMBAC, CIFG, FGIC,
MBIA, RAAI and XLCA as of July 31, 2008. Subsequent to July 31, 2008, and during the period this
Portfolio of Investments was prepared, there may have been reductions to the ratings of certain bonds resulting from changes to the ratings of the underlying insurers both during the period and after the period end. Such reductions would likely reduce the effective rating of many of the bonds insured by that insurer or insurers presented at period end.
(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensure the timely payment of principal and interest. Such investments are normally considered to be equivalent to AAA rated securities.
(5)	Preferred Shares, at Liquidation Value as a percentage of total investments is (34.3)%.
N/R	Not rated.
(ETM)	Escrowed to maturity.

Fair Value Measurements
During the current fiscal period, the Fund adopted the provisions of Statement of Financial Accounting
Standards No. 157, Fair Value Measurements (SFAS 157). SFAS 157 defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles, and expands disclosure about fair value measurements. In determining the value of the Fund’s investments various inputs are used. These inputs are summarized in the three broad levels listed below:
Level 1 – Quoted prices in active markets for identical securities.
Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 – Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the Fund’s fair value measurements as of July 31, 2008:
	Level 1	Level 2	Level 3	Total

Investments	$ —	$72,928,017	$ —	$72,928,017

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount and timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At July 31, 2008, the cost of investments was $73,249,925.

Gross unrealized appreciation and gross unrealized depreciation of investments at July 31, 2008, were as follows:

Gross unrealized:
Appreciation	$ 1,908,483
Depreciation	(2,230,391)

Net unrealized appreciation (depreciation) of investments	$ (321,908)

Item 2. Controls and Procedures.

  The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).
  There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See EX-99 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Nuveen Pennsylvania Dividend Advantage Municipal Fund

By (Signature and Title)          /s/ Kevin J. McCarthy
                                                  Kevin J. McCarthy
                                                  Vice President and Secretary

Date         September 29, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)         /s/ Gifford R. Zimmerman
                                                 Gifford R. Zimmerman
                                                 Chief Administrative Officer (principal executive officer)

Date         September 29, 2008

By (Signature and Title)         /s/ Stephen D. Foy
                                                 Stephen D. Foy
                                                 Vice President and Controller (principal financial officer)

Date        September 29, 2008